RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Nov. 01, 2023	Jan. 18, 2023	Mar. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 15, 2020
Related Party Transaction [Line Items]
Debt principal amount				$ 7,499,771	$ 8,449,459
Interest Expense, Related Party				492,391	376,722	$ 350,544
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount				397,000			$ 500,000
Independent Director of Melco [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount				7,591	8,500
Interest Expense, Related Party				519	497	316
Independent Director of Melco [Member] | 2020 6.000% SC Notes, due 2025 [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchased Face Amount	$ 909
Consideration paid on tender offer	$ 886
Lawrence Yau Lung Ho and his controlled entity [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount				60,000	60,000
Interest Expense, Related Party				$ 3,300	3,300	$ 4,494
Melco International [Member] | Facility Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from repayments of loans to an affiliated company		$ 200,000
Receivable face amount			$ 250,000
Related party transaction rate			11.00%
Loans receivable related party					$ 200,000